Derivative Financial Instruments (Changes In AOCI Relating To Derivatives) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives - effective portion reclassified from AOCI to income	$ (7.1)	$ (3.0)	$ (10.7)
Total income statement impact	(7.1)	(3.0)	(10.7)
Derivatives - effective portion recorded in OCI	16.4	(70.6)	35.3
Total change in OCI for the period	23.5	(67.6)	46.0
Estimated net losses on cash flow hedges expected to be recognized in income over the next 12 months	0.2
FX Forward Exchange - Cash Flow Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives - effective portion reclassified from AOCI to income	0.7	1.1	(1.0)
Total income statement impact	0.7	1.1	(1.0)
Derivatives - effective portion recorded in OCI	0.6	1.7	(0.1)
Total change in OCI for the period	(0.1)	0.6	0.9
FX Forward Exchange - Net Investment Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives - effective portion reclassified from AOCI to income	(7.7)	(4.1)	(9.7)
Total income statement impact	(7.7)	(4.1)	(9.7)
Derivatives - effective portion recorded in OCI	5.8	(59.4)	26.4
Total change in OCI for the period	13.5	(55.3)	36.1
Cross Currency Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives - effective portion reclassified from AOCI to income	(0.1)
Total income statement impact	(0.1)
Derivatives - effective portion recorded in OCI	10.0	(12.9)	9.0
Total change in OCI for the period	$ 10.1	$ (12.9)	$ 9.0